OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Securities designated as FVTPL	$ 174	$ 37
Derivative assets	48	12
Securities designated as AFS	150	168
Restricted cash	153	104
Inventory	216	10
Other	157	169
Total other non-current assets	$ 898	$ 500